Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Noncurrent Assets [Abstract]
Summary of Other Assets

As at December 31,	2024	2023
Private Equity Investments (Note 32)	219	131
Precious Metals	92	76
Long-Term Receivables and Prepaids	68	50
Net Investment in Finance Leases	61	61
Intangible Assets	11	—
	451	318